Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurement
Long-term investment, carrying value	$ 9,988,168	$ 8,727,495
Impairment loss for a held-to-maturity investment	507,429	130,740
Fair Value
Fair Value Measurement
Impairment loss for investment in affiliates			$ 131,165
Fair Value | Trust products
Fair Value Measurement
Investments, fair value	4,713,429
Long-term investment, carrying value		2,548,977
Fair Value | Asset management plans
Fair Value Measurement
Investments, fair value	799,914
Long-term investment, carrying value		3,753,255
Fair Value | Real estate funds
Fair Value Measurement
Investments, fair value	1,535,921
Long-term investment, carrying value		2,859,944
Fair Value | Long term entrusted investments
Fair Value Measurement
Long-term investment, carrying value		1,092,723
Carrying Value | Trust products
Fair Value Measurement
Investments, fair value	4,600,830
Long-term investment, carrying value		2,535,252
Carrying Value | Asset management plans
Fair Value Measurement
Investments, fair value	792,561
Long-term investment, carrying value		3,332,299
Carrying Value | Real estate funds
Fair Value Measurement
Investments, fair value	1,514,821
Long-term investment, carrying value		2,859,944
Carrying Value | Long term entrusted investments
Fair Value Measurement
Long-term investment, carrying value		1,068,496
Level 2 | Fair Value
Fair Value Measurement
Subsequent offer price of investment in affiliates			436,716
Impairment loss for a held-to-maturity investment	507,429	130,740
Level 2 | Fair Value | Trust products
Fair Value Measurement
Investments, fair value	4,713,429
Long-term investment, carrying value		2,548,977
Level 2 | Fair Value | Asset management plans
Fair Value Measurement
Investments, fair value	799,914
Long-term investment, carrying value		3,753,255
Level 2 | Fair Value | Real estate funds
Fair Value Measurement
Investments, fair value	1,535,921
Long-term investment, carrying value		2,859,944
Level 2 | Fair Value | Long term entrusted investments
Fair Value Measurement
Long-term investment, carrying value		1,092,723
Recurring basis | Fair Value | Real estate funds
Fair Value Measurement
Investments, fair value		499,289
Recurring basis | Fair Value | Trading securities
Fair Value Measurement
Investments, fair value	1,043,550	685,864
Recurring basis | Fair Value | Available-for-sale investments | Asset management plans
Fair Value Measurement
Investments, fair value		1,143,978
Recurring basis | Level 1 | Fair Value | Trading securities
Fair Value Measurement
Investments, fair value	1,043,550	685,864
Recurring basis | Level 2 | Fair Value | Real estate funds
Fair Value Measurement
Investments, fair value		499,289
Recurring basis | Level 2 | Fair Value | Available-for-sale investments | Asset management plans
Fair Value Measurement
Investments, fair value		1,143,978
Nonrecurring basis | Fair Value
Fair Value Measurement
Assets or liabilities measured at fair value on a non-recurring basis	$ 0	$ 0	$ 0